Ordinary Share (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Dec. 10, 2021	Sep. 01, 2017	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2018	Jul. 17, 2017
Class of Stock [Line Items]
Ordinary shares, authorized amount		$ 50,000				$ 50,000
Ordinary shares, shares authorized						50,000
Ordinary shares, par value						$ 1.00
Ordinary shares, shares, issued		50,000
Ordinary shares, subdivided into multiple shares		500,000,000
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized			34,248,442	34,248,442
Ordinary shares, par value			$ 0.0001	$ 0.0001
Ordinary shares, shares, issued			32,937,193	32,937,193
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized			50,000,000	50,000,000
Ordinary shares, par value			$ 0.0001	$ 0.0001
Ordinary shares, shares, issued			42,812,245	42,812,245
Stockholders' equity note, stock split	four ADSs to one Class A ordinary share
Founders [Member] | 2017 Plan [Member]
Class of Stock [Line Items]
Ordinary shares, shares, issued					10,000,000